SUPPLEMENT DATED SEPTEMBER 22, 2023

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Multisector Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus dated August 31, 2023 and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Changes to the Fund

I.

To reflect the addition of Peter S. Sheehan as a portfolio manager of the Fund, the Loomis, Sayles & Company, L.P. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Loomis, Sayles & Company, L.P.

Matthew J. Eagan, CFA	Portfolio Manager	Since Inception (November 2018)

Elaine M. Stokes	Portfolio Manager	Since Inception* (November 2018)

Brian P. Kennedy	Co-Portfolio Manager	Since March 2021

Todd P. Vandam, CFA	Co-Portfolio Manager	Since March 2021

Peter S. Sheehan	Co-Portfolio Manager	Since June 2023

*Effective	December 31, 2023, Ms. Stokes will no longer serve as Portfolio Manager of the Fund

Please retain this supplement for future reference.